Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits	$ 13,862	$ 11,780